Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021

Non-vessel Owning Subsidiaries
Consolidated non-vessel owning subsidiaries:

1	Robin GMD Corp. (“Robin GMD”) (1)
2	Xavier Shipping Co. (“Xavier”)(2)

(1)	Incorporated under the laws of the Marshall Islands on November 27, 2024, this entity serves as the cash manager of the Company’s subsidiaries with effect from April 14, 2025.
(2)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, for a gross sale price of $18.0 million and delivery of such vessel to an unaffiliated third-party on November 16, 2023.